Operating Lease (Details) - Schedule of Weighted-Average Remaining Lease Term and Weighted-Average Discount Rate of Operating Leases - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease cost
Operating lease cost	$ 1,279,944	$ 1,607,245
Short term lease	223,782	790,440
Total lease cost	1,503,726	2,397,685
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	1,546,916	2,397,685
Right-of-use assets obtained in exchange for new operating lease liabilities
Weighted-average remaining lease term - operating lease	9 months	20 months
Weighted-average discount rate - operating lease	6.75%	6.75%